INCOME TAX - Pretax loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
United States	$ (1,097)	$ (413)	$ (331)
Other than United States	(11,551)	(9,253)	(5,421)
Total	$ (12,648)	$ (9,666)	$ (5,752)